Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue
Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2020		2021
Customer A	96%			*
Customer B		*	52%

*	Less than 10%
Customers which contributed more than 10% of total revenue are as below:

	For the Years Ended December 31,
	2019		2020	2021
Customer C		*	29%		*
Customer D		*	*	18%
Customer E	17%		*		*
Customer F		*	16%		*

*	Less than 10%